Expense Example - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2025 Fund - Fidelity Freedom Blend 2025 Fund - Class K	May 30, 2024 USD ($)
Expense Example:
1 year	$ 36
3 years	113
5 years	197
10 years	$ 443